Remuneration and other benefits paid to the Bank’s directors and senior managers - Share-based Variable Remuneration - Post-employment - former directors and executive vice presidents (Details) - EUR (€)
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Remuneration of key personnel
Amounts paid for post-employment benefits and settlements	€ 1,551,000,000	€ 0	€ 0
Provisions	10,852,000,000	13,987,000,000	€ 13,225,000,000	€ 14,686,000,000
Former directors of the bank
Remuneration of key personnel
Amounts paid for post-employment benefits and settlements	11,200,000	6,300,000
Former directors of the bank | Provision for post-employment defined benefit obligations
Remuneration of key personnel
Provisions	52,000,000	65,700,000
Former executive vice presidents
Remuneration of key personnel
Amounts paid for post-employment benefits and settlements	10,260,000	6,500,000
Former members of bank
Remuneration of key personnel
Contribution to insurance policies	170,000	200,000
Former members of bank | Pension commitments and similar obligations
Remuneration of key personnel
Release of provisions	5,000,000
Provisions		0
Former managing directors
Remuneration of key personnel
Contribution to insurance policies	5,800,000	5,500,000
Former senior managers | Provision for post-employment defined benefit obligations
Remuneration of key personnel
Provisions	159,000,000	172,000,000
Former senior managers | Pension commitments and similar obligations
Remuneration of key personnel
Provisions	€ 0	€ 0